Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Real estate:
Buildings and improvements	$ 7,100,337	$ 6,911,105
Land	2,108,024	2,091,868
Total real estate	9,208,361	9,002,973
Less accumulated depreciation	(2,821,935)	(2,436,349)
Net real estate ($846,081 and $835,769 related to VIEs)	6,386,426	6,566,624
Cash and cash equivalents ($34,808 and $23,366 related to VIEs)	111,325	81,260
Restricted cash ($55,076 and $56,116 related to VIEs)	200,503	217,821
Accounts receivable, net ($13,576 and $18,997 related to VIEs)	49,855	59,822
Accounts receivable from affiliates, net	8,392	23,744
Deferred financing costs, net	46,953	49,153
Notes receivable from unconsolidated real estate partnerships, net	10,896	14,295
Notes receivable from non-affiliates, net	126,726	125,269
Investment in unconsolidated real estate partnerships ($54,374 and $99,460 related to VIEs)	59,282	105,324
Other assets	170,596	185,890
Deferred income tax assets, net	58,736	42,015
Assets held for sale	148,876	435,251
Total assets	7,378,566	7,906,468
LIABILITIES AND EQUITY
Non-recourse property tax-exempt bond financing ($209,550 and $208,921 related to VIEs)	511,811	572,156
Non-recourse property loans payable ($428,417 and $377,265 related to VIEs)	4,833,938	4,656,072
Term loan	0	90,000
Other borrowings ($15,486 and $15,665 related to VIEs)	47,018	53,057
Total indebtedness	5,392,767	5,371,285
Accounts payable	27,322	29,819
Accrued liabilities and other ($79,170 and $63,456 related to VIEs)	250,103	286,328
Deferred income	150,577	178,616
Security deposits	34,308	33,161
Liabilities related to assets held for sale	113,289	355,900
Total liabilities	5,968,366	6,255,109
Preferred noncontrolling interests in Aimco Operating Partnership	83,428	86,656
Preferred stock subject to repurchase agreement (Note 11)	20,000	30,000
Equity:
Perpetual Preferred Stock (Note 11)	657,601	660,500
Class A Common Stock, $0.01 par value, 422,157,736 and 426,157,736 shares authorized, 117,642,872 and 116,479,791 shares issued and outstanding, at December 31, 2010 and 2009, respectively	1,176	1,165
Additional paid-in capital	3,070,882	3,072,665
Accumulated other comprehensive loss	(2,076)	(1,138)
Notes due on common stock purchases	(586)	(1,392)
Distributions in excess of earnings	(2,680,955)	(2,492,082)
Total Aimco equity	1,046,042	1,239,718
Noncontrolling interests in consolidated real estate partnerships	291,458	316,177
Common noncontrolling interests in Aimco Operating Partnership	(30,728)	(21,192)
Total equity	1,306,772	1,534,703
Total liabilities and equity	$ 7,378,566	$ 7,906,468